                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2002

        Check here if Amendment [ ]: Amendment Number:_____________

                        This Amendment (Check only one.):
                                     [  ] is a restatement.

                                     [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:     Peter Homans

Address:  One International Place
          29th Floor
          Boston, Massachusetts  02110

     Form 13F File Number:  28-06051
                            -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Peter Homans

Title:              Institutional Manager

Phone:              (617) 856-8875

Signature, Place, and Date of Signing:

 /s/  Peter Homans
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

November 1, 2002
--------------------------------------------------------------------------------
(Date)



Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.



Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $105,850 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06049
                     -----------------------------------------------------------
Name:  Neil Druker

                                       2

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                                    FORM 13F

                                 Name of Reporting Manager
-----------------------------------------------------------------------------------------------------------------------------------
         Item 1:                   Item 2:       Item 3:         Item 4:          Item 5:                   Item 6:
                                                                                             --------------------------------------
                                                                                 Shares of              (b) Shared As
                                  Title of                     Fair Market       Principal                Defined In    (c) Shared-
Name of Issuer                      Class     CUSIP number        Value           Amount     (a) Sole      Instr. V        Other
-----------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP                         COM         034425108             229         35,000                                      X
ADVANCED FIBRE COMMUNICATIONS       COM         00754A105             265         20,000                                      X
ADVANCED MICRO DEVICES INC          COM         007903107           1,495        280,000                                      X
ALTERA CORP                         COM         021441100             347         40,000                                      X
AMGEN INC                           COM         031162100           2,085         50,000                                      X
ANGIOTECH PHARMACEUTICALS IN        COM         034918102           5,981        151,100                                      X
APPLIED MATERIALS INC               COM         038222105           4,793        415,000                                      X
ARROW ELECTRONICS INC               COM         042735100             632         50,000                                      X
BRISTOL MYERS SQUIBB                COM         110122108           2,975        125,000                                      X
CABOT MICROELECTRONICS CORP         COM         12709P103           5,024        134,900                                      X
CARDINAL HEALTH INC                 COM         14149Y108           4,976         80,000                                      X
CAREMARK RX INC                     COM         141705103           7,883        463,700                                      X
CISCO SYSTEMS INC.                  COM         17275R102           1,048        100,000                                      X
EXTREME NETWORKS INC                COM         30226D106           4,421      1,050,000                                      X
F5 NETWORKS INC                     COM         315616102           1,888        250,000                                      X
GUIDANT CORP                        COM         401698105           7,270        225,000                                      X
HCA-HEALTHCARE CO                   COM         404119109          10,712        225,000                                      X
IDEC PHARMACEUTICALS CORP           COM         449370105           6,228        150,000                                      X
IMPATH INC                          COM         45255G101           2,582        200,000                                      X
INTERSIL HLDG CORP                  CLA         46069S109           4,406        340,000                                      X
JOHNSON AND JOHNSON                 COM         478160104           1,622         30,000                                      X
JUNIPER NETWORKS                    com         48203R104             696        145,000                                      X
MERCK & CO INC                      COM         589331107           4,114         90,000                                      X
MERCURY INTERACTIVE CORP            COM         589405109           3,432        200,000                                      X
PMC-SIERRA INC                      COM         69344F106           1,552        400,000                                      X
QLOGIC CORP                         COM         747277101             521         20,000                                      X
QUALCOMM INC                        COM         747525103           1,105         40,000                                      X
SANDISK CORP                        COM         80004C101           3,278        250,000                                      X
SAP AG-SPONSORED ADR                ADR         803054204           2,250        200,000                                      X
SEMICONDUCTOR HOLDRS TR             DEPRPCT     816636203           3,848        200,000                                      X
TECH DATA CORP                      COM         878237106           1,671         63,300                                      X
TIMBERLAND CO CL A                  CLA         887100105           4,435        140,000                                      X
WEBSENSE INC                        COM         947684106             813         70,000                                      X
WOLVERINE WORLD WIDE INC            COM         978097103           1,275         85,000                                      X

                                                                  105,850


-----------------------------------------------------------------------------------------------------------
         Item 1:                                   Item 7:                        Item 8:
                                                   Other         ------------------------------------------
Name of Issuer                                    Managers       (a) Sole       (b) Shared         (c) None
-----------------------------------------------------------------------------------------------------------
ANDREW CORP                                         one                           35,000
ADVANCED FIBRE COMMUNICATIONS                       one                           20,000
ADVANCED MICRO DEVICES INC                          one                          280,000
ALTERA CORP                                         one                           40,000
AMGEN INC                                           one                           50,000
ANGIOTECH PHARMACEUTICALS IN                        one                          151,100
APPLIED MATERIALS INC                               one                          415,000
ARROW ELECTRONICS INC                               one                           50,000
BRISTOL MYERS SQUIBB                                one                          125,000
CABOT MICROELECTRONICS CORP                         one                          134,900
CARDINAL HEALTH INC                                 one                           80,000
CAREMARK RX INC                                     one                          463,700
CISCO SYSTEMS INC.                                  one                          100,000
EXTREME NETWORKS INC                                one                        1,050,000
F5 NETWORKS INC                                     one                          250,000
GUIDANT CORP                                        one                          225,000
HCA-HEALTHCARE CO                                   one                          225,000
IDEC PHARMACEUTICALS CORP                           one                          150,000
IMPATH INC                                          one                          200,000
INTERSIL HLDG CORP                                  one                          340,000
JOHNSON AND JOHNSON                                 one                           30,000
JUNIPER NETWORKS                                    one                          145,000
MERCK & CO INC                                      one                           90,000
MERCURY INTERACTIVE CORP                            one                          200,000
PMC-SIERRA INC                                      one                          400,000
QLOGIC CORP                                         one                           20,000
QUALCOMM INC                                        one                           40,000
SANDISK CORP                                        one                          250,000
SAP AG-SPONSORED ADR                                one                          200,000
SEMICONDUCTOR HOLDRS TR                             one                          200,000
TECH DATA CORP                                      one                           63,300
TIMBERLAND CO CL A                                  one                          140,000
WEBSENSE INC                                        one                           70,000
WOLVERINE WORLD WIDE INC                            one                           85,000
